Average Annual Total Returns - Fixed Income SHares Series LD	Series LD 1 Year	Series LD 5 Years	Series LD Since Inception	Series LD Inception Date	Series LD Return After Taxes on Distributions 1 Year		Series LD Return After Taxes on Distributions 5 Years		Series LD Return After Taxes on Distributions Since Inception		Series LD Return After Taxes on Distributions and Sales of Fund Shares 1 Year	Series LD Return After Taxes on Distributions and Sales of Fund Shares 5 Years	Series LD Return After Taxes on Distributions and Sales of Fund Shares Since Inception	ICE BofAML 1-3 Year U.S. Treasury Index (reflects no deductions for fees, expenses or taxes) 1 Year	ICE BofAML 1-3 Year U.S. Treasury Index (reflects no deductions for fees, expenses or taxes) 5 Years	ICE BofAML 1-3 Year U.S. Treasury Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	6.28%	3.79%	3.76%	Dec. 20, 2013	4.66%	[1]	2.01%	[1]	1.92%	[1]	3.69%	2.11%	2.04%	3.10%	1.90%	1.51%

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from these returns shown. After-tax returns shown are not relevant to investors, who hold their shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts.In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.